DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Disclosure Of Movements In Deferred Tax Assets And Liabilities
The movements in the deferred tax liabilities and assets during the years ended December 31, 2023 and 2022, are as follows:

Deferred tax liabilities

	Collaboration revenue	License revenue - transitional adjustment	Difference allowance in excess of related depreciation[1]	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2022	(14,125)	—	(8,636)	—	(22,761)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,125	—	885	(114)	14,896
Gross deferred tax liabilities at December 31, 2022	—	—	(7,751)	(114)	(7,865)
At January 1, 2023	—	—	(7,751)	(114)	(7,865)
Deferred tax charged/(credited) to the statement of profit or loss during the year	—	(3,144)	4,563	(6,374)	(4,955)
Gross deferred tax liabilities at December 31, 2023	—	(3,144)	(3,188)	(6,488)	(12,820)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2022	20,448	1,056	1,257	—	—	22,761
Deferred tax charged to the statement of profit or loss during the year	(20,448)	194	2,192	120	3,046	(14,896)
Gross deferred tax assets at December 31, 2022	—	1,250	3,449	120	3,046	7,865
At January 1, 2023	—	1,250	3,449	120	3,046	7,865
Deferred tax charged to the statement of profit or loss during the year	1,521	1,551	(1,500)	6,429	(3,046)	4,955
Gross deferred tax assets at December 31, 2023	1,521	2,801	1,949	6,549	—	12,820

Summary of Items with Respect to, Deferred Tax Assets have not been Recognized
Deferred tax assets have not been recognized in respect of the following items as of the end of the reporting year:

	2023	2022
	US$’000	US$’000
Deductible temporary differences	440,801	210,953
Tax losses and credits	1,241,550	1,002,104
Total	1,682,351	1,213,057